General and Operating Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of general and administrative expense [text block] [Abstract]
Disclosure of general and administrative expense [text block]

Note 28 - General and Operating Expenses

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Terminal equipment and materials	855	737	761
Interconnectivity and payments to domestic and international operators	805	789	757
Maintenance of buildings and sites	584	286	271
Marketing and general expenses	610	570	502
Services and maintenance by sub-contractors	260	277	270
Vehicle maintenance expenses*	156	82	71
Content services expenses	636	653	644

	3,906	3,394	3,276

*	Operating and general expenses are presented net of expenses of NIS 43 recognized in 2019 for investments in fixed assets and intangible assets (in 2018, NIS 46 and in 2017, NIS 65).